UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2020 – JUNE 30, 2020

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2020

AMG Managers Loomis Sayles Bond Fund
Class N: MGFIX	Class I: MGBIX

AMG Managers Global Income Opportunity Fund
Class N: MGGBX

AMG Managers Special Equity Fund
Class N: MGSEX	Class I: MSEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	063020	SAR078

AMG Funds Semi-Annual Report — June 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Loomis Sayles Bond Fund	5

AMG Managers Global Income Opportunity Fund	12

AMG Managers Special Equity Fund	19

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	26

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	28

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	29

Detail of changes in assets for the past two fiscal periods

Financial Highlights	30

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	35

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	43

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	46

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2020	Expense Ratio for the Period	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During the Period*
AMG Managers Loomis Sayles Bond Fund
Based on Actual Fund Return
Class N	0.71%	$1,000	$1,006	$3.54
Class I	0.51%	$1,000	$1,007	$2.55
Based on Hypothetical 5% Annual Return
Class N	0.71%	$1,000	$1,021	$3.57
Class I	0.51%	$1,000	$1,022	$2.56
AMG Managers Global Income Opportunity Fund
Based on Actual Fund Return
Class N	0.89%	$1,000	$1,042	$4.52
Based on Hypothetical 5% Annual Return
Class N	0.89%	$1,000	$1,020	$4.47

Six Months Ended June 30, 2020	Expense Ratio for the Period	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During the Period*
AMG Managers Special Equity Fund
Based on Actual Fund Return
Class N	1.36%	$1,000	$1,016	$6.82
Class I	1.11%	$1,000	$1,017	$5.57
Based on Hypothetical 5% Annual Return
Class N	1.36%	$1,000	$1,018	$6.82
Class I	1.11%	$1,000	$1,019	$5.57

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Fund Performance (unaudited) Periods ended June 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2020.

Average Annual Total Returns[1]	Six Months*		One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Loomis Sayles Bond Fund2, [3,4,5,6,7,8,9,10]
Class N	0.62%		4.06%	4.00%	4.81%	7.89%	06/01/84
Class I	0.73%		4.27%	4.14%	—	3.46%	04/01/13
Bloomberg Barclays U.S. Government/Credit Bond Index[15]	7.21%		10.02%	4.74%	4.13%	7.30%	06/01/84	†
AMG Managers Global Income Opportunity Fund2, [3,5,6,7,8,9,10]
Class N	4.23%		5.24%	3.56%	3.78%	4.82%	03/25/94
Bloomberg Barclays Global Aggregate Bond Index[16]	2.98%		4.22%	3.56%	2.81%	4.91%	03/31/94	†
AMG Managers Special Equity Fund2, [7,9,11,12,13,14]
Class N	1.55%		3.14%	8.83%	14.27%	11.27%	06/01/84
Class I	1.67%		3.41%	9.11%	14.53%	8.51%	05/03/04
Russell 2000® Growth Index[17]	(3.06%	)	3.48%	6.86%	12.92%	8.74%	05/03/04	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects the inception date of the Fund.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2020. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[6]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[7]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[8] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[9]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[10] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[11] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[12] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[13] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[14] Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[15] The Bloomberg Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Bloomberg Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment and does not incur expenses.

[1][6] The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this Index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government,

Fund Performance Periods ended June 30, 2020 (continued)

agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Bloomberg Barclays Global Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[17] The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Loomis Sayles Bond Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	66.6

U.S. Government and Agency Obligations	23.2

Foreign Government Obligations	4.6

Common Stocks	2.0

Municipal Bonds	1.2

Preferred Stocks	1.0

Asset-Backed Securities	0.6

Mortgage-Backed Securities	0.0	[1]

Short-Term Investments	0.5

Other Assets Less Liabilities	0.3

1 Less than 0.05%

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	24.1

Aaa/AAA	1.5

Aa/AA	1.1

A	22.4

Baa/BBB	37.1

Ba/BB	12.2

B	1.6

Caa/CCC & lower	0.0	[2]

1 Includes market value of long-term fixed-income securities only.

2 Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 1.250%, 05/15/50	9.1

U.S. Treasury Notes, 1.500%, 10/31/21	6.2

U.S. Treasury Notes, 1.500%, 11/30/21	5.1

Verizon Communications, Inc., 3.500%, 11/01/24	2.8

U.S. Treasury Bonds, 3.000%, 08/15/48	2.6

Ford Motor Credit Co. LLC, 4.389%, 01/08/26	2.4

Mexican Bonos, Series M 20, 10.000%, 12/05/24 (Mexico)	2.2

Lloyds Banking Group PLC, 4.582%, 12/10/25 (United Kingdom)	2.1

Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26	1.8

Morgan Stanley, 3.950%, 04/23/27	1.7

Top Ten as a Group	36.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Principal Amount†	Value

Corporate Bonds and Notes - 66.6%

Financials - 26.0%

Ally Financial, Inc.
4.125%, 02/13/22	7,915,000	$8,132,911
8.000%, 11/01/31	1,267,000	1,634,841

Alta Wind Holdings LLC
7.000%, 06/30/35[1]	3,853,987	4,663,535

American International Group, Inc.
4.875%, 06/01/22	560,000	604,438

Banco Santander Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero Santander Mexico (Mexico)
5.375%, 04/17/25[1]	1,995,000	2,183,328

Banco Santander, S.A. (Spain)
5.179%, 11/19/25	17,200,000	19,362,553

Bank of America Corp.
(3.419% to 12/20/27 then 3 month LIBOR + 1.040%)
3.419%, 12/20/28[2,3]	12,410,000	13,822,904

Brighthouse Financial Inc.
4.700%, 06/22/47	890,000	808,978

Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000	9,596,079
3.950%, 11/09/22	2,190,000	2,317,064

Equifax, Inc.
7.000%, 07/01/37	4,421,000	5,572,592

GE Capital Funding LLC
4.550%, 05/15/32[1]	9,290,000	9,591,656

The Goldman Sachs Group, Inc.
6.750%, 10/01/37	9,880,000	14,383,924

iStar, Inc.
3.125%, 09/15/22[4]	2,055,000	2,187,291

Jefferies Group LLC
5.125%, 01/20/23	8,800,000	9,549,940

JPMorgan Chase & Co.
4.125%, 12/15/26	11,005,000	12,808,376

Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	20,972,000	23,280,434

Marsh & McLennan Cos., Inc.
5.875%, 08/01/33	8,295,000	11,289,962

MBIA Insurance Corp.
(3 Month LIBOR + 11.260%)
12.479%, 01/15/33[1,3]	525,000	210,000

Morgan Stanley
3.950%, 04/23/27	17,265,000	19,431,405
GMTN, 4.350%, 09/08/26	5,000,000	5,765,402
MTN, 6.250%, 08/09/26	11,000,000	14,077,668

National Life Insurance Co.
10.500%, 09/15/39[1]	5,000,000	8,142,649

	Principal Amount†		Value

Nationwide Mutual Insurance Co.
4.350%, 04/30/50[1]	12,840,000		$13,694,132

Navient Corp.
5.000%, 03/15/27	155,000		130,200
5.500%, 01/25/23	14,070,000		13,489,613
5.625%, 08/01/33	1,160,000		893,200
5.875%, 10/25/24	895,000		840,745
6.125%, 03/25/24	45,000		42,750
6.750%, 06/15/26[5]	1,105,000		1,022,125

Old Republic International Corp.
4.875%, 10/01/24	4,915,000		5,315,585

Prudential Financial, Inc.
3.700%, 03/13/51	1,685,000		1,847,697

Quicken Loans LLC
5.250%, 01/15/28[1]	2,080,000		2,146,310
5.750%, 05/01/25[1]	1,815,000		1,855,456

Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	4,650,000		5,075,581

Societe Generale, S.A. (France)
4.750%, 11/24/25[1]	11,000,000		12,033,960
5.200%, 04/15/21[1]	7,000,000		7,261,099

Springleaf Finance Corp.
8.250%, 10/01/23	8,015,000		8,576,050

Weyerhaeuser Co.
6.875%, 12/15/33	12,890,000		16,952,260

Total Financials			290,594,693

Industrials - 38.0%

America Movil SAB de CV (Mexico)
6.450%, 12/05/22	169,300,000	MXN	7,429,769

American Airlines 2016-2 Class B Pass Through Trust
4.375%, 06/15/24[1]	17,125,000		11,908,835

American Airlines 2016-3 Class B Pass Through Trust
3.750%, 10/15/25	6,275,177		4,439,882

American Airlines 2017-1B Class B Pass Through Trust
Series B
4.950%, 02/15/25	3,007,796		2,273,743

American Airlines 2017-2 Class B Pass Through Trust
Series B
3.700%, 10/15/25	2,309,595		1,604,227

ArcelorMittal, S.A. (Luxembourg)
7.000%, 03/01/41[3]	11,065,000		12,941,071
7.250%, 10/15/39[3]	6,604,000		7,891,780

AT&T, Inc.
3.400%, 05/15/25	13,530,000		14,868,916
4.300%, 02/15/30	14,685,000		17,210,069

The Boeing Co.
3.100%, 05/01/26	90,000		91,708
3.250%, 02/01/35	70,000		63,826

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†	Value

Industrials - 38.0% (continued)

The Boeing Co.
3.550%, 03/01/38	460,000	$418,922
3.625%, 03/01/48	15,000	13,181
3.750%, 02/01/50	255,000	228,966
3.850%, 11/01/48	410,000	366,612
3.950%, 08/01/59	1,920,000	1,682,535

Booking Holdings, Inc.
0.900%, 09/15/21[4]	10,970,000	11,655,475

CenturyLink, Inc.
Series S
6.450%, 06/15/21	5,900,000	6,033,930

Chesapeake Energy Corp.
5.500%, 09/15/26[3,4,6]	3,580,000	125,300
8.000%, 06/15/27[6]	965,000	21,713

Continental Airlines, Inc. 2007-1 Class A Pass Through Trust
Series 071A
5.983%, 04/19/22	11,010,460	10,326,875

Continental Airlines, Inc. 2007-1 Class B Pass Through Trust
Series 071B
6.903%, 04/19/22	549,140	460,570

Continental Resources, Inc.
3.800%, 06/01/24[5]	2,025,000	1,893,415
4.500%, 04/15/23[5]	385,000	368,522

Corning, Inc.
6.850%, 03/01/29	9,142,000	11,810,434

Cox Communications, Inc.
4.800%, 02/01/35[1]	3,369,000	4,237,568

Cummins, Inc.
5.650%, 03/01/98	6,460,000	7,643,627

Dell International LLC / EMC Corp.
6.020%, 06/15/26[1]	3,270,000	3,748,974
8.100%, 07/15/36[1]	3,110,000	4,101,273
8.350%, 07/15/46[1]	2,990,000	3,988,027

Delta Air Lines, Inc.
Series 071B
8.021%, 08/10/22	2,238,070	2,099,955

Dillard’s, Inc.
7.000%, 12/01/28	225,000	224,601

DISH Network Corp.
3.375%, 08/15/26[4]	1,340,000	1,230,944

Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	2,325,000	2,057,625

Enable Midstream Partners, LP
5.000%, 05/15/44[3]	2,725,000	2,178,534

Enbridge Energy Partners, LP
7.375%, 10/15/45	1,870,000	2,679,360

Energy Transfer Partners, LP/Regency Energy Finance Corp.
4.500%, 11/01/23	700,000	751,494

	Principal Amount†	Value

EnLink Midstream Partners, LP
4.150%, 06/01/25	6,145,000	$4,731,650

Enterprise Products Operating LLC
4.050%, 02/15/22	2,219,000	2,342,867

ERAC USA Finance LLC
7.000%, 10/15/37[1]	12,000,000	15,372,546

Fenix Marine Service Holdings, Ltd.
8.000%, 01/15/24	250,000	185,000

Ford Motor Co.
6.375%, 02/01/29	1,990,000	1,942,837

Ford Motor Credit Co. LLC, GMTN
4.389%, 01/08/26	28,075,000	26,732,453

General Motors Co.
5.200%, 04/01/45	3,550,000	3,438,455
6.250%, 10/02/43	365,000	387,876

General Motors Financial Co., Inc.
3.600%, 06/21/30	8,855,000	8,618,255
5.250%, 03/01/26	9,680,000	10,549,597

Georgia-Pacific LLC
5.400%, 11/01/20[1]	5,175,000	5,257,434

HCA, Inc.
4.500%, 02/15/27	3,040,000	3,389,511
7.500%, 11/06/33	75,000	91,125

Hewlett Packard Enterprise Co.
6.350%, 10/15/45[3]	2,243,000	2,750,526

Kinder Morgan Energy Partners, LP
3.500%, 09/01/23	6,685,000	7,134,443
4.150%, 03/01/22	5,620,000	5,909,469
5.800%, 03/01/21	4,320,000	4,460,883

KLA Corp.
5.650%, 11/01/34	4,590,000	5,973,754

Marks & Spencer PLC (United Kingdom)
7.125%, 12/01/37[1,5]	4,725,000	4,701,375

Masco Corp.
6.500%, 08/15/32	254,000	308,645
7.750%, 08/01/29	499,000	640,109

Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.
6.500%, 06/20/27[1]	2,000,000	2,005,000

Noble Energy, Inc.
3.900%, 11/15/24[5]	3,670,000	3,692,325

Nuance Communications, Inc.
1.000%, 12/15/35[4]	2,060,000	2,430,272
1.250%, 04/01/25[4]	1,360,000	1,896,190
1.500%, 11/01/35[4]	40,000	51,756

ONEOK Partners, LP
4.900%, 03/15/25	13,736,000	14,912,053
6.200%, 09/15/43	245,000	262,518

Owens Corning
7.000%, 12/01/36	2,715,000	3,469,109

PulteGroup, Inc.
6.000%, 02/15/35	8,860,000	10,197,860

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†	Value

Industrials - 38.0% (continued)

PulteGroup, Inc.
6.375%, 05/15/33	5,135,000	$6,007,950

Qwest Corp.
7.250%, 09/15/25	990,000	1,123,081

Reliance Holding USA, Inc.
5.400%, 02/14/22[1]	3,250,000	3,423,457

Samsung Electronics Co., Ltd. (South Korea)
7.700%, 10/01/27[1]	1,760,000	2,065,062

Sealed Air Corp.
5.500%, 09/15/25[1]	1,580,000	1,698,500

SM Energy Co.
10.000%, 01/15/25[1,5]	1,185,250	1,125,253

Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	4,665,000	5,070,855
6.375%, 11/15/33	3,530,000	3,980,075

Telefonica Emisiones SAU (Spain)
4.570%, 04/27/23	900,000	988,329

Time Warner Cable LLC
5.500%, 09/01/41	805,000	970,958

The Toro Co.
6.625%, 05/01/37	6,810,000	7,889,509

Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	15,140,000	19,707,053

TransDigm, Inc.
8.000%, 12/15/25[1]	1,870,000	1,965,351

UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 07/02/22	7,250,236	6,167,940

United Airlines 2016-2 Class B Pass Through Trust
Series 16-2
3.650%, 10/07/25	1,848,389	1,342,545

United States Steel Corp.
6.650%, 06/01/37[5]	2,685,000	1,745,250

US Airways 2011-1 Class A Pass Through
Series A
7.125%, 10/22/23	1,774,551	1,479,116

Vale Overseas, Ltd. (Cayman Islands)
6.875%, 11/21/36	1,759,000	2,298,133

Verizon Communications, Inc.
3.500%, 11/01/24	27,900,000	30,881,111

ViacomCBS, Inc.
4.950%, 05/19/50	4,115,000	4,583,401

WestRock MWV LLC
7.550%, 03/01/47	970,000	1,288,131

Whirlpool Corp.
4.600%, 05/15/50	3,460,000	3,939,122
Total Industrials		424,648,333

	Principal Amount†	Value

Utilities - 2.6%

DCP Midstream Operating, LP
6.450%, 11/03/36[1,5]	870,000	$783,000

Edison International
4.950%, 04/15/25	460,000	504,082

Empresa Nacional de Electricidad S.A. (Chile)
7.875%, 02/01/27	2,900,000	3,310,164

Enel Finance International, N.V. (Netherlands)
6.000%, 10/07/39[1]	11,152,000	14,849,194

Enterprise Products Operating LLC
3.900%, 02/15/24	6,400,000	7,012,653

Tenaga Nasional Bhd (Malaysia)
7.500%, 11/01/25[1]	2,000,000	2,539,871
Total Utilities		28,998,964

Total Corporate Bonds and Notes (Cost $670,406,855)		744,241,990
Asset-Backed Security - 0.6%

FAN Engine Securitization, Ltd. (Ireland)
Series 2013-1A, Class 1A
4.625%, 10/15/43[1]	8,351,435	6,290,510
Total Asset-Backed Security (Cost $8,264,797)		6,290,510
Mortgage-Backed Securities - 0.0%#

Commercial Mortgage Trust
Series 2014-UBS4, Class A2
2.963%, 08/10/47	91,096	92,398

WFRBS Commercial Mortgage Trust
Series 2011-C3, Class D
5.852%, 03/15/44[1,3]	435,000	200,470

Total Mortgage-Backed Securities (Cost $492,508)		292,868

Municipal Bonds - 1.2%

Illinois State
5.100%, 06/01/33	1,070,000	1,085,461

Michigan Tobacco Settlement Finance Authority
7.309%, 06/01/34	1,875,000	1,878,000

Virginia Tobacco Settlement Financing Corp.
6.706%, 06/01/46	11,390,000	10,906,039

Total Municipal Bonds (Cost $13,737,328)		13,869,500

U.S. Government and Agency Obligations - 23.2%
Fannie Mae - 0.1%

FNMA,
3.000%, 07/01/27	972,633	1,024,373
6.000%, 07/01/29	704	796
Total Fannie Mae		1,025,169

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value

Freddie Mac - 0.0%#

FHLMC Gold,
5.000%, 12/01/31	14,019		$15,413

U.S. Treasury Obligations - 23.1%

U.S. Treasury Bonds,
1.250%, 05/15/50[5]	106,340,000		102,173,632
3.000%, 08/15/48	21,295,000		29,285,616

U.S. Treasury Notes,
1.500, 10/31/21 to 11/30/21	124,235,000		126,489,593
Total U.S. Treasury Obligations			257,948,841

Total U.S. Government and Agency Obligations (Cost $246,280,686)			258,989,423

Foreign Government Obligations - 4.6%

Brazilian Government International Bonds
8.500%, 01/05/24	6,650,000	BRL	1,332,911
10.250%, 01/10/28	5,750,000	BRL	1,234,462

Canadian When Issued Government Bond
Series 0001
0.750%, 09/01/20	15,225,000	CAD	11,225,185

European Investment Bank Bonds
0.000%, 03/10/21[7]	5,000,000	AUD	3,431,771

Mexican Bonos
Series M 7.750%, 05/29/31	49,000,000	MXN	2,409,121
Series M 8.000%, 12/07/23	122,500,000	MXN	5,871,227
Series M 20 10.000%, 12/05/24	461,500,000	MXN	24,158,148

Norway Government Bond
Series 474
3.750%, 05/25/21[1]	13,210,000	NOK	1,416,988

Total Foreign Government Obligations (Cost $78,882,461)			51,079,813

	Shares
Common Stocks - 2.0%

Communication Services - 0.8%

AT&T, Inc.	314,704		9,513,502

Health Care - 0.5%

Bristol-Myers Squibb Co.	91,569		5,384,257

Information Technology - 0.7%

Corning, Inc.	297,381		7,702,168

Total Common Stocks (Cost $21,899,963)			22,599,927

Preferred Stocks - 1.0%

Financials - 1.0%

Bank of America Corp., 7.25% [4]	7,808		10,479,898

Navient Corp., 6.00%	41,250		834,900
Total Financials			11,314,798

	Shares	Value

Utilities - 0.0%#

Wisconsin Electric Power Co., 3.60%	3,946	$355,140

Total Preferred Stocks (Cost $8,303,211)		11,669,938

	Principal Amount
Short-Term Investments - 0.5%

Joint Repurchase Agreements - 0.3%[8]

Citigroup Global Markets, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 7.500%, 07/31/21 - 05/20/70, totaling $1,020,000)	$1,000,000	1,000,000

JP Morgan Securities LLC, dated 06/30/20, due 07/01/20, 0.070% total to be received $276,062 (collateralized by various U.S. Treasuries, 0.000% - 2.500%, 10/08/20 - 04/30/23, totaling $281,582)	276,061	276,061

MUFG Securities America, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 2.500% - 8.000%, 08/01/23 - 07/01/50, totaling $1,020,000)	1,000,000	1,000,000

RBC Dominion Securities, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/31/20 - 07/01/50, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,276,061

	Shares
Other Investment Companies - 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[9]	801,844	801,844

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[9]	801,845	801,845

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[9]	826,143	826,143

Total Other Investment Companies		2,429,832

Total Short-Term Investments (Cost $5,705,893)		5,705,893

Total Investments - 99.7% (Cost $1,053,973,702)		1,114,739,862

Other Assets, less Liabilities - 0.3%		3,412,976

Net Assets - 100.0%		$1,118,152,838

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

†	Principal amount stated in U.S. dollars unless otherwise stated.

#	Less than 0.05%.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of these securities amounted to $153,460,813 or 13.7% of net assets.

[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at June 30, 2020, amounted to $30,057,126 or 2.7% of net assets.

[5]

Some of these securities, amounting to $106,741,847 or 9.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

[7]	Zero Coupon Bond.

[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[9]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GMTN	Global Medium-Term Notes

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

MXN	Mexican Peso

NOK	Norwegian Krone

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$744,241,990	—	$744,241,990

Asset-Backed Security	—	6,290,510	—	6,290,510

Mortgage-Backed Securities	—	292,868	—	292,868

Municipal Bonds	—	13,869,500	—	13,869,500

U.S. Government and Agency Obligations†	—	258,989,423	—	258,989,423

Foreign Government Obligations	—	51,079,813	—	51,079,813

Common Stocks††	$22,599,927	—	—	22,599,927

Preferred Stocks††	11,669,938	—	—	11,669,938

Short-Term Investments

Joint Repurchase Agreements	—	3,276,061	—	3,276,061

Other Investment Companies	2,429,832	—	—	2,429,832

Total Investments in Securities	$36,699,697	$1,078,040,165	—	$1,114,739,862

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2020, was as follows:

Country	% of Long-Term Investments

Brazil	0.2

Canada	1.0

Cayman Islands	0.2

Chile	0.3

France	1.8

Ireland	0.6

Luxembourg	3.0

Malaysia	0.2

Mexico	3.8

Netherlands	2.6

Norway	0.1

South Korea	0.2

Spain	1.8

United Kingdom	3.0

United States	81.2

100.0

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	53.7

Foreign Government Obligations	38.1

U.S. Government and Agency Obligations	4.3

Short-Term Investments	5.3
Other Assets Less Liabilities	(1.4)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	5.2

Aaa/AAA	10.0

Aa/AA	10.2

A	28.2

Baa/BBB	37.9

Ba/BB	8.1

B	0.4

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Indonesia Government International Bonds, 4.750%, 01/08/26 (Indonesia)	2.6

Energy Transfer Partners, LP, 4.050%, 03/15/25	2.5

Lloyds Banking Group PLC, 4.500%, 11/04/24 (United Kingdom)	2.5

Barclays PLC, 3.650%, 03/16/25 (United Kingdom)	2.5

Alfa, SAB de CV, 5.250%, 03/25/24 (Mexico)	2.4

KT Corp., 2.500%, 07/18/26 (South Korea)	2.4

Weibo Corp., 3.500%, 07/05/24 (Cayman Islands)	2.4

Cemex SAB de CV, 7.375%, 06/05/27 (Mexico)	2.3

Japan Government Thirty Year Bond, Series 62, 0.500%, 03/20/49 (Japan)	2.3

U.S. Treasury Bonds, 2.000%, 02/15/50	2.0

TopTen as a Group	23.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Principal Amount†		Value

Corporate Bonds and Notes - 53.7%
Financials - 19.0%

Air Lease Corp.
2.250%, 01/15/23	5,000		$4,942
Series MTN, 3.000%, 02/01/30[1]	5,000		4,635

American Homes 4 Rent LP
4.900%, 02/15/29	25,000		27,882

Bank of America Corp.
Series MTN
4.200%, 08/26/24	130,000		144,326

Barclays PLC (United Kingdom)
3.650%, 03/16/25	200,000		216,822

Brookfield Finance, Inc. (Canada)
3.900%, 01/25/28	25,000		27,443

Citigroup, Inc.
4.400%, 06/10/25	75,000		83,985

Digital Euro Finco LLC
1.125%, 04/09/28	100,000	EUR	112,316

Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia)
3.400%, 09/30/26[2]	60,000		62,755

JPMorgan Chase & Co.
3.875%, 02/01/24	25,000		27,718
Series X, (6.100% to 10/01/24 then 3 month LIBOR + 3.330%), 6.100%, 10/01/24[3,4,5]	65,000		66,517

Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	200,000		218,666

Mid-America Apartments, LP
4.200%, 06/15/28	95,000		110,276

Old Republic International Corp.
4.875%, 10/01/24	100,000		108,150

Prologis Euro Finance LLC
0.250%, 09/10/27	100,000	EUR	109,811
0.375%, 02/06/28	100,000	EUR	110,036

Royal Bank of Canada, GMTN (Canada)
2.250%, 11/01/24	50,000		52,608

Santander Holdings USA, Inc.
3.450%, 06/02/25	10,000		10,417

Ventas Realty, LP
3.100%, 01/15/23	70,000		71,652

Westpac Banking Corp. (Australia)
2.650%, 01/16/30[1]	90,000		98,751

Total Financials			1,669,708

Industrials - 30.3%

Air Canada 2017-1 Class AA Pass Through Trust (Canada)
3.300%, 01/15/30[2]	46,160		41,852

Alfa, SAB de CV (Mexico)
5.250%, 03/25/24[2]	200,000		213,000

	Principal Amount†	Value

Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29	45,000	$54,373

BMW US Capital LLC
3.150%, 04/18/24[2]	25,000	26,606
4.150%, 04/09/30[2]	20,000	23,001

Broadcom, Inc.
5.000%, 04/15/30[2]	10,000	11,494

Burlington Northern Santa Fe LLC
4.050%, 06/15/48	65,000	80,662

Cemex SAB de CV (Mexico)
7.375%, 06/05/27[2]	200,000	203,200

Covanta Holding Corp.
5.875%, 07/01/25	30,000	30,375

CSX Corp.
3.800%, 03/01/28	70,000	80,434

CVS Health Corp.
4.100%, 03/25/25	50,000	56,547
4.300%, 03/25/28	25,000	29,239

Delta Air Lines 2015-1 Class B Pass Through Trust
Series 15-1
4.250%, 07/30/23	48,983	44,643

Ecolab, Inc.
4.800%, 03/24/30	5,000	6,336

Ecopetrol SA (Colombia)
5.875%, 05/28/45	45,000	47,295

Embraer Netherlands Finance BV (Netherlands)
5.050%, 06/15/25	70,000	61,985

Enbridge, Inc. (Canada)
2.900%, 07/15/22	25,000	25,935

Energy Transfer Partners, LP
4.050%, 03/15/25	210,000	222,838

Equinor A.S.A. (Norway)
3.625%, 04/06/40	40,000	44,889

General Motors Financial Co., Inc.
4.000%, 01/15/25	120,000	125,443

Hyundai Capital America
2.650%, 02/10/25[2]	15,000	15,063
2.750%, 09/27/26[2]	85,000	84,710
6.375%, 04/08/30[2]	20,000	24,078

Intel Corp.
3.700%, 07/29/25	100,000	113,617

Kinder Morgan Energy Partners, LP
4.250%, 09/01/24	110,000	121,054

KT Corp. (South Korea)
2.500%, 07/18/26[1,2]	200,000	211,632

Nissan Motor Acceptance Corp.
3.650%, 09/21/21[2]	60,000	60,144

Petrobras Global Finance BV (Netherlands)
5.999%, 01/27/28	45,000	47,160

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value

Industrials - 30.3% (continued)

Petroleos Mexicanos (Mexico)
5.950%, 01/28/31	60,000		$49,509

Southern Copper Corp.
3.875%, 04/23/25	130,000		140,861

SYSCO CORP
6.600%, 04/01/40	20,000		26,970

T-Mobile USA, Inc.
3.875%, 04/15/30[2]	45,000		50,083

Toyota Motor Credit Corp. MTN
2.650%, 04/12/22	35,000		36,257

Videotron, Ltd. (Canada)
5.125%, 04/15/27[2]	30,000		31,129

Weibo Corp. (Cayman Islands)
3.500%, 07/05/24	200,000		206,814

Yara International A.S.A. (Norway)
3.148%, 06/04/30[2]	5,000		5,169

Total Industrials			2,654,397

Utilities - 4.4%

CenterPoint Energy, Inc.
3.850%, 02/01/24	30,000		32,800

Duke Energy Corp.
3.150%, 08/15/27[1]	70,000		77,516

Emgesa, S.A. ESP (Colombia)
8.750%, 01/25/21[2]	320,000,000	COP	86,610

Enel Chile, S.A. (Chile)
4.875%, 06/12/28	20,000		22,300

Enel Finance International NV (Netherlands)
1.375%, 06/01/26	100,000	EUR	119,504

Virginia Electric & Power Co.
Series A
3.800%, 04/01/28	40,000		46,397

Total Utilities			385,127

Total Corporate Bonds and Notes (Cost $4,492,327)			4,709,232

U.S. Government and Agency Obligations - 4.3%

U.S. Treasury Obligations - 4.3%

U.S. Treasury Bonds,
2.000%, 02/15/50	155,000		177,511
2.875%, 05/15/49	85,000		114,996

U.S. Treasury Notes,
3.125%, 11/15/28[6]	70,000		84,632

Total U.S. Treasury Obligations			377,139

Total U.S. Government and Agency Obligations (Cost $342,215)			377,139

	Principal Amount†		Value

Foreign Government Obligations - 38.1%

Australia Government Bond
Series 133
5.500%, 04/21/23	75,000	AUD	$59,347

Bundesrepublik Deutschland Bundesanleihe
0.500%, 08/15/27	20,000	EUR	24,315

China Government Bond
3.300%, 07/04/23	500,000	CNY	72,477

Colombian TES
Series B
6.250%, 11/26/25	189,000,000	COP	54,480

Export Development Canada
1.800%, 09/01/22	55,000	CAD	41,581

French Republic Government Bond OAT
1.750%, 11/25/24	20,000	EUR	24,771
4.250%, 10/25/23	110,000	EUR	143,695

Indonesia Government International Bonds
4.750%, 01/08/26[2]	200,000		225,223

Indonesia Treasury Bond
Series FR75 7.500%, 05/15/38	734,000,000	IDR	50,205
Series FR78 8.250%, 05/15/29	380,000,000	IDR	28,312
Series FR82 7.000%, 09/15/30	660,000,000	IDR	45,449

Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30	120,000	EUR	136,389
2.000%, 02/01/28	65,000	EUR	78,146

Japan Government Thirty Year Bond
Series 62
0.500%, 03/20/49	21,900,000	JPY	198,505

Korea Treasury Bond
Series 2209
2.000%, 09/10/22	189,070,000	KRW	161,161

Mexican Bonos
Series M 5.750%, 03/05/26	3,630,000	MXN	162,116
Series M 6.500%, 06/10/21	850,000	MXN	37,574
Series M 8.000%, 12/07/23	1,600,000	MXN	76,685
Series M 20 8.500%, 05/31/29	1,823,100	MXN	93,887

New South Wales Treasury Corp.
2.000%, 03/08/33	195,000	AUD	139,197
Series 22 6.000%, 03/01/22	150,000	AUD	113,281

New Zealand Government Bond
Series 0429
3.000%, 04/20/29	60,000	NZD	45,922

Norway Government Bond
Series 474 3.750%, 05/25/21[2]	485,000	NOK	52,024
Series 482 1.375%, 08/19/30[2]	790,000	NOK	87,938

Peruvian Government International Bond
2.392%, 01/23/26	15,000		15,600

Republic of South Africa Government Bond
Series 2035 8.875%, 02/28/35	815,000	ZAR	40,416
Series R213 7.000%, 02/28/31	2,680,000	ZAR	127,280

Republic of South Africa Government International Bond
5.750%, 09/30/49	200,000		173,524

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value

Foreign Government Obligations - 38.1% (continued)

Spain Government Bond
1.600%, 04/30/25[2]	95,000	EUR	$115,642
1.950%, 07/30/30[2]	35,000	EUR	45,165
4.400%, 10/31/23[2]	105,000	EUR	136,542
Series 30Y 2.700%, 10/31/48[2]	30,000	EUR	45,305

Thailand Government Bonds
2.125%, 12/17/26	5,000,000	THB	173,100

United Kingdom Gilt
1.500%, 07/22/26	130,000	GBP	176,145
2.750%, 09/07/24	100,000	GBP	138,506

Total Foreign Government Obligations (Cost $3,368,892)			3,339,905

Short-Term Investments - 5.3%

Joint Repurchase Agreements - 2.7%[7]

Citibank N.A., dated 06/30/20, due 07/01/20, 0.090% total to be received $236,587 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.500%, 07/01/24 - 12/01/48, totaling $241,490)	236,586		236,586

	Shares	Value

Other Investment Companies - 2.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[8]	74,868	$74,868

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[8]	74,868	74,868

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[8]	77,136	77,136

Total Other Investment Companies		226,872

Total Short-Term Investments (Cost $463,458)		463,458

Total Investments - 101.4% (Cost $8,666,892)		8,889,734

Other Assets, less Liabilities - (1.4)%		(119,862)

Net Assets - 100.0%		$8,769,872

†	Principal amount stated in U.S. dollars unless otherwise stated.

[1]	Some of these securities, amounting to $228,569 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of these securities amounted to $1,858,365 or 21.2% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.

[4]	Perpetuity Bond. The date shown represents the next call date.

[5]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at June 30, 2020, amounted to $12,090, or 0.1% of net assets.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[8]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

GMTN	Global Medium-Term Notes

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro Dollar

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

THB	Thai Baht

ZAR	South African Rand

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

10-Year U.S. Treasury Note	USD	4	Long	09/21/20	$556,688	$805

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

CURRENCY ABBREVIATIONS:

USD  US Dollar

Open Forward Foreign Currency Contracts

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)

Brazilian Real	470,000	U.S. Dollar	89,609	09/02/20	Merrill Lynch	$(3,430)

Canadian Dollar	396,000	U.S. Dollar	294,999	09/16/20	UBS Securities	(3,263)

Chinese Offshore Yuan	410,000	U.S. Dollar	57,351	09/16/20	JPMorgan	389

Euro	38,905	Norwegian Krone	414,000	09/16/20	Morgan Stanley	761

Euro	790,000	U.S. Dollar	895,252	09/16/20	Morgan Stanley	(6,163)

British Pound	80,000	U.S. Dollar	100,855	09/16/20	Morgan Stanley	(1,681)

Japanese Yen	126,600,000	U.S. Dollar	1,169,612	09/16/20	Credit Suisse	4,105

Korean Won	113,000,000	U.S. Dollar	94,285	09/16/20	Merrill Lynch	(287)

Sweden Krona	580,000	U.S. Dollar	62,471	09/16/20	UBS Securities	(168)

U.S. Dollar	60,900	Australian Dollar	87,000	09/16/20	Credit Suisse	845

U.S. Dollar	21,671	Brazilian Real	125,000	09/02/20	Merrill Lynch	(1,249)

U.S. Dollar	59,813	Brazilian Real	345,000	09/02/20	Merrill Lynch	(3,446)

U.S. Dollar	152,054	Colombia Peso	557,710,000	09/16/20	Credit Suisse	4,600

U.S. Dollar	42,385	Indonesia Rupiah	608,000,000	09/16/20	UBS Securities	188

U.S. Dollar	198,733	Mexico Peso	4,405,000	09/17/20	UBS Securities	9,058

U.S. Dollar	152,661	Thailand Baht	4,825,000	09/16/20	UBS Securities	(3,428)

U.S. Dollar	80,236	South Africa Rand	1,370,000	09/16/20	Citigroup	1,915

Net Unrealized Appreciation/(Depreciationon) on Forward Foreign Currency Contracts						$(1,254)

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$4,709,232	—	$4,709,232

U.S. Government and Agency Obligations†	—	377,139	—	377,139

Foreign Government Obligations	—	3,339,905	—	3,339,905

Short-Term Investments

Joint Repurchase Agreements	—	236,586	—	236,586

Other Investment Companies	$226,872	—	—	226,872

Total Investments in Securities	$226,872	$8,662,862	—	$8,889,734

Financial Derivative Instruments - Assets

Foreign Currency Exchange Contracts	—	$21,861	—	$21,861

Interest Rate Futures Contracts	$805	—	—	805

Financial Derivative Instruments - Liabilities

Foreign Currency Exchange Contracts	—	(23,115)	—	(23,115)

Total Financial Derivative Instruments	$805	$(1,254)	—	$(449)

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The following schedule shows the value of derivative instruments at June 30, 2020.

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	$21,861	Unrealized depreciation on foreign currency contracts	$23,115

Interest rate contracts	Receivable for variation margin	—	Payable for variation margin[1]	625

	Totals	$21,861		$23,740

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2020, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Foreign currency exchange contracts	Net realized gain on forward contracts	$65,604	Net change in unrealized appreciation/ depreciation on forward contracts	$9,299

Interest rate contracts	Net realized gain on futures contracts	39,156	Net change in unrealized appreciation/ depreciation on futures contracts	5,346

	Totals	$104,760		$14,645

1Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $805.

The country allocation in the Schedule of Portfolio Investments at June 30, 2020, was as follows:

Country	% of Long-Term Investments

Australia	5.6

Canada	2.6

Cayman Islands	2.5

Chile	0.3

China	0.9

Colombia	2.2

France	2.0

Germany	0.3

Indonesia	4.1

Italy	2.5

Japan	2.4

Mexico	9.9

Netherlands	2.7

New Zealand	0.5

Norway	2.3

Peru	0.2

South Africa	4.0

South Korea	4.4

Spain	4.1

Thailand	2.1

United Kingdom	8.9

United States	35.5

100.0

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Sector	%of Net Assets
Health Care	30.1

Information Technology	27.0

Consumer Discretionary	12.9

Industrials	12.3

Consumer Staples	4.4

Financials	4.2

Communication Services	1.7

Materials	1.6

Real Estate	1.5

Energy	0.5

Utilities	0.2

Short-Term Investments[1]	9.0

Other Assets Less Liabilities[2]	(5.4)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Repligen Corp.	1.9

Qualys, Inc.	1.7

Pegasystems, Inc.	1.6

Medpace Holdings, Inc.	1.5

Grocery Outlet Holding Corp.	1.5

WNS Holdings, Ltd., ADR (India)	1.4

EVO Payments, Inc., Class A	1.3

Chegg, Inc.	1.3

Inphi Corp.	1.3

Workiva, Inc.	1.2

Top Ten as a Group	14.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Special Equity Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Shares	Value
Common Stocks - 96.4%
Communication Services - 1.7%

Bandwidth, Inc., Class A*,1	1,458	$185,166

Cardlytics, Inc.*	3,676	257,246

Cars.com, Inc.*	28,594	164,701

Clear Channel Outdoor Holdings, Inc.*	37,881	39,396

Cogent Communications Holdings, Inc.	19,389	1,499,933

EverQuote, Inc., Class A*	10,610	617,078

Meredith Corp.[1]	2,836	41,264

TheMeetGroup,Inc.*	31,062	193,827

Yelp, Inc.*	11,467	265,232
Total Communication Services		3,263,843

Consumer Discretionary - 12.9%

Aaron’s, Inc.	14,445	655,803

Asbury Automotive Group, Inc.*	1,889	146,076

Brinker International, Inc.[1]	11,230	269,520

Camping World Holdings, Inc., Class A	5,396	146,555

Cavco Industries, Inc.*	686	132,295

Chegg, Inc.*,1	37,329	2,510,749

Core-Mark Holding Co., Inc.	2,236	55,799

Deckers Outdoor Corp.*	5,494	1,078,967

Denny’s Corp.*	11,151	112,625

Dunkin’ Brands Group, Inc.	3,004	195,951

Fiverr International, Ltd. (Israel)*,1	10,683	788,619

frontdoor, Inc.*	8,631	382,612

Groupon, Inc.*,1	5,562	100,784

Helen of Troy, Ltd.*	4,106	774,227

Hibbett Sports, Inc.*	17,611	368,774

Installed Building Products, Inc.*	3,860	265,491

La-Z-Boy, Inc.	9,920	268,435

LGI Homes, Inc.*,1	9,823	864,719

Malibu Boats, Inc., Class A*	12,763	663,038

Murphy USA, Inc.*	1,593	179,356

National Vision Holdings, Inc.*	22,256	679,253

Papa John’s International, Inc.	1,859	147,623

Peloton Interactive, Inc., Class A*	4,704	271,750

PetMed Express, Inc.	15,524	553,275

Planet Fitness, Inc., Class A*	2,068	125,259

The RealReal, Inc.*,1	17,861	228,442

Rent-A-Center, Inc.	19,988	556,066

RH*,1	4,437	1,104,369

Skyline Champion Corp.*	93,233	2,269,291

Sleep Number Corp.*	3,993	166,269

	Shares	Value

Sportsman’s Warehouse Holdings, Inc.*	29,800	$424,650

Stamps.com, Inc.*	2,218	407,425

Steven Madden, Ltd.	28,571	705,418

Strategic Education, Inc.	3,255	500,131

Texas Roadhouse, Inc.	14,679	771,675

TopBuild Corp.*	15,448	1,757,519

Vroom, Inc.*	8,700	453,618

Wingstop, Inc.	14,803	2,057,173

Winnebago Industries, Inc.	8,022	534,426

YETI Holdings, Inc.*	26,378	1,127,132
Total Consumer Discretionary		24,801,159

Consumer Staples - 4.4%

B&G Foods, Inc.[1]	3,257	79,406

BJ’s Wholesale Club Holdings, Inc.*	8,915	332,262

The Boston Beer Co., Inc., Class A*,1	1,561	837,711

Central Garden & Pet Co.*	11,300	406,687

elf Beauty, Inc.*	65,362	1,246,453

Freshpet, Inc.*	10,119	846,556

Grocery Outlet Holding Corp.*	68,559	2,797,207

Inter Parfums, Inc.	22,886	1,101,961

J&J Snack Foods Corp.[1]	5,550	705,571

John B Sanfilippo & Son, Inc.	426	36,351

Medifast, Inc.[1]	564	78,266

Vector Group, Ltd.	10,570	106,334
Total Consumer Staples		8,574,765

Energy - 0.5%

CONSOL Energy, Inc.*	4,261	21,603

CVR Energy, Inc.[1]	5,640	113,420

Denbury Resources, Inc.*	56,670	15,647

DMC Global, Inc.[1]	2,454	67,730

Mammoth Energy Services, Inc.*	11,859	13,994

ProPetro Holding Corp.*	30,220	155,331

Select Energy Services, Inc., Class A*	123,423	604,773
Total Energy		992,498

Financials - 4.2%

Artisan Partners Asset Management, Inc., Class A	6,400	208,000

Assetmark Financial Holdings, Inc.*,1	15,598	425,669

Banc of California, Inc.	87,855	951,470

Blucora, Inc.*	30,977	353,757

eHealth, Inc.*	1,651	162,194

Federated Investors, Inc.	8,300	196,710

Goosehead Insurance, Inc., Class A*,1	7,610	571,968

Green Dot Corp., Class A*	4,700	230,676

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Financials - 4.2% (continued)

Heritage Insurance Holdings, Inc.	9,554	$125,062

Kinsale Capital Group, Inc.	1,633	253,458

LendingTree, Inc.*,1	3,455	1,000,326

Meta Financial Group, Inc.	7,447	135,312

National General Holdings Corp.	24,199	522,940

NMI Holdings, Inc., Class A*	19,698	316,744

Palomar Holdings, Inc.*	2,284	195,876

Preferred Bank	3,400	145,690

Selective Insurance Group, Inc.	9,626	507,675

South State Corp.	17,313	825,138

Stock Yards Bancorp, Inc.	8,878	356,896

Walker & Dunlop, Inc.	7,300	370,913

Western Alliance Bancorp.	5,560	210,557

Total Financials		8,067,031
Health Care - 30.1%

10X Genomics, Inc., Class A*,1	2,819	251,765

ACADIA Pharmaceuticals, Inc.*,1	3,600	174,492

Acceleron Pharma, Inc.*,1	6,764	644,406

Addus HomeCare Corp.*	2,600	240,656

Adeptus Health, Inc.[2,3]	24,574	0

Adverum Biotechnologies, Inc.*	6,623	138,288

Alector, Inc.*	3,811	93,141

Allakos, Inc.*,1	630	45,272

Allogene Therapeutics, Inc.*,1	3,435	147,087

Amedisys, Inc.*	4,901	973,045

Amicus Therapeutics, Inc.*	16,454	248,126

Amneal Pharmaceuticals, Inc.*,1	94,113	447,978

AnaptysBio, Inc.*	17,896	399,797

ANI Pharmaceuticals, Inc.*	6,445	208,431

Applied Therapeutics, Inc.*,1	429	15,508

Arena Pharmaceuticals, Inc.*	11,601	730,283

Argenx SE, ADR (Netherlands)*	2,391	538,525

Arrowhead Pharmaceuticals, Inc.*,1	3,200	138,208

Arvinas, Inc.*,1	1,912	64,128

Assertio Holdings, Inc.*	37,530	32,163

Atara Biotherapeutics, Inc.*,1	7,578	110,411

Axonics Modulation Technologies, Inc.*,1	11,002	386,280

Axsome Therapeutics, Inc.*,1	1,357	111,654

BioDelivery Sciences International, Inc.*	61,113	266,453

Biohaven Pharmaceutical Holding Co., Ltd.*	4,467	326,582

BioTelemetry, Inc.*,1	27,420	1,239,110

Bioxcel Therapeutics, Inc.*	2,462	130,511

	Shares	Value

Blueprint Medicines Corp.*	6,507	$507,546

Bridgebio Pharma, Inc.*,1	15,481	504,835

CareDx, Inc.*	1,600	56,688

Chemed Corp.	1,065	480,390

ChemoCentryx, Inc.*	9,620	553,535

Coherus Biosciences, Inc.*,1	11,633	207,765

Collegium Pharmaceutical, Inc.*,1	12,469	218,208

CONMED Corp.	13,435	967,186

Constellation Pharmaceuticals, Inc.*	12,451	374,153

Corcept Therapeutics, Inc.*,1	37,900	637,478

CRISPR Therapeutics AG (Switzerland)*	4,738	348,196

Cue Biopharma, Inc.*	9,788	239,904

Cutera, Inc.*	5,563	67,702

Cytokinetics Inc.*,1	3,142	74,057

CytomX Therapeutics, Inc.*	2,933	24,432

Deciphera Pharmaceuticals, Inc.*	6,591	393,615

Denali Therapeutics, Inc.*,1	11,000	265,980

Dicerna Pharmaceuticals, Inc.*	3,361	85,369

Emergent BioSolutions, Inc.*	4,001	316,399

Enanta Pharmaceuticals, Inc.*	3,446	173,024

Encompass Health Corp.	6,300	390,159

Fate Therapeutics, Inc.*	7,194	246,826

FibroGen, Inc.*,1	2,300	93,219

G1 Therapeutics, Inc.*,1	6,910	167,637

Global Blood Therapeutics, Inc.*,1	1,900	119,947

Globus Medical, Inc., Class A*	3,549	169,323

Guardant Health, Inc.*,1	3,872	314,135

GW Pharmaceuticals PLC, ADR (United Kingdom)*,1	1,957	240,163

Haemonetics Corp.*	1,544	138,281

Halozyme Therapeutics, Inc.*	15,912	426,601

HealthStream, Inc.*	7,700	170,401

Heron Therapeutics, Inc.*,1	2,700	39,717

Heska Corp.*,1	9,583	892,848

HMS Holdings Corp.*	13,300	430,787

Horizon Therapeutics PLC*	4,000	222,320

Immunomedics, Inc.*,1	31,434	1,114,021

Innoviva, Inc.*	5,398	75,464

Inovalon Holdings, Inc., Class A*	12,730	245,180

Inovio Pharmaceuticals, Inc.*	2,943	79,314

Insmed, Inc.*	3,000	82,620

Inspire Medical Systems, Inc.*	9,376	815,900

Integer Holdings Corp.*	20,301	1,482,988

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Health Care - 30.1% (continued)

Intercept Pharmaceuticals, Inc.*,1	1,000	$47,910

Invitae Corp.*,1	3,300	99,957

Iovance Biotherapeutics, Inc.*,1	15,671	430,169

iRhythm Technologies, Inc.*,1	6,043	700,323

Ironwood Pharmaceuticals, Inc.*	24,518	253,026

Kadmon Holdings, Inc.*	15,607	79,908

Karuna Therapeutics, Inc.*	3,948	440,044

Kiniksa Pharmaceuticals, Ltd., Class A*	14,993	382,022

LeMaitre Vascular, Inc.	33,256	877,958

LHC Group, Inc.*	10,453	1,822,167

Livongo Health, Inc.*,1	4,620	347,378

Magellan Health, Inc.*	2,800	204,344

Medpace Holdings, Inc.*	31,993	2,975,989

Mesa Laboratories, Inc.	7,999	1,734,183

Mirati Therapeutics, Inc.*	7,267	829,673

Molecular Templates, Inc.*	4,637	63,944

Molina Healthcare, Inc.*	3,500	622,930

Momenta Pharmaceuticals Inc.*	12,152	404,297

MyoKardia, Inc.*	5,012	484,259

Myovant Sciences, Ltd. (United Kingdom)*,1	13,008	268,225

Myriad Genetics, Inc.*	34,462	390,799

Natera, Inc.*	13,515	673,858

Neogen Corp.*	23,311	1,808,934

NeoGenomics, Inc.*,1	69,330	2,147,843

Nevro Corp.*	5,261	628,532

NextCure, Inc.*	7,450	159,728

Novavax, Inc.*,1	2,206	183,870

NuVasive, Inc.*	3,034	168,872

Pacira BioSciences, Inc.*,1	5,875	308,261

Paratek Pharmaceuticals, Inc.*,1	69,990	365,348

PDL BioPharma, Inc.*	48,473	141,056

Penumbra, Inc.*,1	2,637	471,548

Personalis, Inc.*,1	15,300	198,441

Portola Pharmaceuticals, Inc.*	1,900	34,181

PRA Health Sciences, Inc.*	9,333	908,008

Prevail Therapeutics, Inc.*,1	5,571	83,008

PTC Therapeutics, Inc.*	6,095	309,260

Puma Biotechnology, Inc.*	16,673	173,899

R1 RCM, Inc.*	11,606	129,407

Recro Pharma, Inc.*	7,121	32,401

REGENXBIO, Inc.*,1	1,100	40,513

Repligen Corp.*	29,675	3,668,127

	Shares	Value

Rocket Pharmaceuticals, Inc.*,1	14,144	$296,034

Scholar Rock Holding Corp.*,1	3,485	63,462

Schrodinger, Inc.*,1	4,592	420,489

Select Medical Holdings Corp.*	36,517	537,895

Simulations Plus, Inc.	3,349	200,337

Supernus Pharmaceuticals, Inc.*	14,200	337,250

Syneos Health, Inc.*	8,582	499,901

Tabula Rasa HealthCare, Inc.*,1	35,860	1,962,618

Tactile Systems Technology, Inc.*,1	13,118	543,479

Tandem Diabetes Care, Inc.*	8,355	826,477

Teladoc Health, Inc.*,1	2,526	482,062

TG Therapeutics Inc.*,1	20,351	396,437

Theravance Biopharma, Inc. (Cayman Islands)*,1	11,561	242,665

Turning Point Therapeutics, Inc.*,1	7,788	503,027

Twist Bioscience Corp.*	4,534	205,390

Ultragenyx Pharmaceutical, Inc.*,1	4,888	382,339

US Physical Therapy, Inc.	2,334	189,101

Vanda Pharmaceuticals, Inc.*	11,133	127,362

Vapotherm, Inc.*	2,051	84,070

VBI Vaccines, Inc.*	12,647	39,206

Viela Bio, Inc.*	949	41,111

Voyager Therapeutics, Inc.*	8,223	103,774

Xencor, Inc.*	14,196	459,808

Y-mAbs Therapeutics, Inc.*	1,252	54,086

Zogenix, Inc.*	4,038	109,066

Zymeworks, Inc. (Canada)*,1	5,092	183,668

Zynex, Inc.*,1	6,625	164,764

Total Health Care		58,107,091
Industrials - 12.3%

Advanced Drainage Systems, Inc.	5,174	255,596

Aerojet Rocketdyne Holdings, Inc.*	6,641	263,249

AeroVironment, Inc.*	3,358	267,398

Albany International Corp., Class A	3,083	181,003

American Woodmark Corp.*	3,900	295,035

Apogee Enterprises, Inc.	17,940	413,338

Atkore International Group, Inc.*	13,312	364,083

Axon Enterprise, Inc.*	17,090	1,677,042

The AZEK Co., Inc.*	14,345	457,032

AZZ, Inc.	1,186	40,703

Barnes Group, Inc.	8,404	332,462

BMC Stock Holdings, Inc.*	17,300	434,922

The Brink’s Co.	8,022	365,081

Builders FirstSource, Inc.*	9,290	192,303

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 12.3% (continued)

Chart Industries, Inc.*	3,412	$165,448

Columbus McKinnon Corp.	1,802	60,277

CSW Industrials, Inc.	1,611	111,336

Curtiss-Wright Corp.	1,900	169,632

Deluxe Corp.	515	12,123

EMCOR Group, Inc.	5,800	383,612

Enerpac Tool Group Corp.	5,827	102,555

Evoqua Water Technologies Corp.*	39,476	734,254

Exponent, Inc.	3,752	303,649

Federal Signal Corp.	18,440	548,221

Foundation Building Materials, Inc.*	9,000	140,490

FTI Consulting, Inc.*	4,592	526,014

Generac Holdings, Inc.*	8,447	1,029,943

GMS, Inc.*	24,440	600,980

Granite Construction, Inc.[1]	30,266	579,291

Great Lakes Dredge & Dock Corp.*	4,637	42,939

Helios Technologies, Inc.	6,233	232,179

Insperity, Inc.	720	46,606

Kforce, Inc.	7,800	228,150

Knoll, Inc.	18,621	226,990

Kratos Defense & Security Solutions, Inc.*	102,533	1,602,591

Lyft, Inc., Class A*	5,636	186,044

Marten Transport, Ltd.	41,018	1,032,013

MasTec, Inc.*,1	15,358	689,113

Mercury Systems, Inc.*	28,031	2,204,918

MSA Safety, Inc.	2,699	308,874

PGT Innovations, Inc.*	2,934	46,005

Plug Power, Inc.*	5,782	47,470

Saia, Inc.*	11,635	1,293,579

The Shyft Group, Inc.	2,399	40,399

SiteOne Landscape Supply, Inc.*	13,149	1,498,591

Spirit Airlines Inc. *,1	3,539	62,994

SPX Corp.*	2,800	115,220

Terex Corp.	5,039	94,582

Tetra Tech, Inc.	5,100	403,512

Thermon Group Holdings, Inc.*	7,582	110,470

Trex Co., Inc.*,1	6,086	791,606

Triumph Group, Inc.	18,253	164,460

UFP Industries, Inc.	9,800	485,198

Watts Water Technologies, Inc., Class A	1,099	89,019

Welbilt, Inc.*	35,108	213,808

	Shares	Value

XPO Logistics, Inc.*,1	4,950	$382,387

Total Industrials		23,646,789
Information Technology - 27.0%

Alarm.com Holdings, Inc.*	1,972	127,805

Alteryx, Inc., Class A*,1	2,358	387,372

Appfolio, Inc., Class A*	5,359	871,963

Appian Corp.*,1	11,588	593,885

Avalara, Inc.*	5,919	787,760

Blackbaud, Inc.	9,711	554,304

Blackline, Inc.*	7,413	614,612

Box, Inc., Class A*	108,984	2,262,508

Cabot Microelectronics Corp.	5,648	788,122

Cardtronics PLC, Class A (United Kingdom)*	11,900	285,362

CEVA, Inc.*	4,497	168,278

Cirrus Logic, Inc.*	5,581	344,794

CommVault Systems, Inc.*	10,801	417,999

Cornerstone OnDemand, Inc.*	7,621	293,866

Diodes, Inc.*	5,028	254,920

Endava PLC, ADR (United Kingdom)*,1	30,330	1,464,939

Enphase Energy, Inc.*,1	8,194	389,789

Everbridge, Inc.*,1	6,182	855,341

EVERTEC, Inc. (Puerto Rico)	24,258	681,650

EVO Payments, Inc., Class A*	110,814	2,529,884

ExlService Holdings, Inc.*	3,620	229,508

Five9, Inc.*	17,446	1,930,749

FormFactor, Inc.*	2,828	82,945

Globant SA (Argentina)*	4,538	680,019

GTT Communications, Inc.*	13,008	106,145

I3 Verticals, Inc., Class A*	33,570	1,015,492

Inphi Corp.*	20,862	2,451,285

Intelligent Systems Corp.*	4,174	142,250

InterDigital, Inc.	6,900	390,747

J2 Global, Inc.*,1	5,600	353,976

Limelight Networks, Inc.*	67,031	493,348

Lumentum Holdings, Inc.*	7,660	623,754

MACOM Technology Solutions Holdings, Inc.*	1,241	42,628

ManTech International Corp., Class A	3,000	205,470

MAXIMUS, Inc.	25,255	1,779,215

MaxLinear, Inc.*	13,490	289,495

Mimecast, Ltd.*,1	52,497	2,187,025

MKS Instruments, Inc.	6,029	682,724

Model N, Inc.*	12,103	420,700

Monolithic Power Systems, Inc.	3,056	724,272

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 27.0% (continued)

NeoPhotonics Corp.*	41,900	$372,072

nLight, Inc.*	46,171	1,027,766

OneSpan, Inc.*	27,837	777,487

OSI Systems, Inc.*	6,120	456,797

Paylocity Holding Corp.*	4,715	687,871

Pegasystems, Inc.	29,823	3,017,193

Perficient, Inc.*	2,404	86,015

Perspecta, Inc.	4,629	107,532

Plantronics, Inc.[1]	21,626	317,470

Progress Software Corp.	9,500	368,125

Q2 Holdings, Inc.*,1	6,392	548,370

Qualys, Inc.*,1	32,350	3,365,047

Repay Holdings Corp.*	33,392	822,445

Sanmina Corp.*	4,200	105,168

Semtech Corp.*	14,922	779,227

Shift4 Payments, Inc.*	7,021	249,245

Silicon Laboratories, Inc.*	9,202	922,685

SolarEdge Technologies, Inc. (Israel)*,1	3,133	434,798

Sprout Social, Inc., Class A*,1	8,781	237,087

SPS Commerce, Inc.*	13,147	987,603

SVMK, Inc.*	54,343	1,279,234

Synaptics, Inc.*	634	38,116

Tenable Holdings, Inc.*	8,430	251,298

TTEC Holdings, Inc.	3,873	180,327

WNS Holdings, Ltd., ADR (India)*	49,640	2,729,207

Workiva, Inc.*	43,598	2,332,057

Total Information Technology		51,987,142
Materials - 1.6%

Boise Cascade Co.	14,991	563,812

Compass Minerals International, Inc.[1]	3,181	155,074

HB Fuller Co.	3,075	137,145

Innospec, Inc.	3,900	301,275

Kaiser Aluminum Corp.	791	58,233

Koppers Holdings, Inc.*	8,274	155,882

Quaker Chemical Corp.[1]	6,187	1,148,617

Trinseo, S.A.	5,277	116,938

Tronox Holdings PLC, Class A (United Kingdom)	1,761	12,714

Worthington Industries, Inc.	10,700	399,110

Total Materials		3,048,800
Real Estate - 1.5%

Easterly Government Properties, Inc., REIT	5,410	125,079

	Shares	Value

LTC Properties, Inc., REIT	2,201	$82,912

Newmark Group, Inc., Class A	39,600	192,456

QTS Realty Trust, Inc., Class A, REIT [1]	9,065	580,976

Redfin Corp.*,1	34,252	1,435,501

The RMR Group, Inc., Class A	20,557	605,815

Total Real Estate		3,022,739
Utilities - 0.2%

American States Water Co.	686	53,940

California Water Service Group	903	43,073

Chesapeake Utilities Corp.	1,915	160,860

ONE Gas, Inc.	978	75,355

Total Utilities		333,228
Total Common Stocks (Cost $155,082,416)		185,845,085

	Principal Amount
Short-Term Investments - 9.0%

Joint Repurchase Agreements - 5.0%[4]

Cantor Fitzgerald Securities, Inc., dated 06/30/20, due 07/01/20, 0.100% total to be received $2,173,085 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/01/20 - 02/20/70, totaling $2,216,541)	$2,173,079	2,173,079

Citadel Securities LLC, dated 06/30/20, due 07/01/20, 0.150% total to be received $1,240,922 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 07/31/20 - 11/15/49, totaling $1,265,741)	1,240,917	1,240,917

Citigroup Global Markets, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $2,276,195 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 7.500%, 07/31/21 - 05/20/70, totaling $2,321,713)	2,276,189	2,276,189

RBC Dominion Securities, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $1,821,149 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/31/20 - 07/01/50, totaling $1,857,567)	1,821,144	1,821,144

State of Wisconsin Investment Board, dated 06/30/20, due 07/01/20, 0.240% total to be received $2,072,614 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/22 - 02/15/47, totaling $2,118,856)	2,072,600	2,072,600

Total Joint Repurchase Agreements		9,583,929

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Other Investment Companies - 4.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[5]	6,378,328	$6,378,328

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[5]	629,704	629,704

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[5]	648,786	648,786

Total Other Investment Companies		7,656,818

Total Short-Term Investments (Cost $17,240,747)		17,240,747

*	Non-income producing security.

[1]

Some of these securities, amounting to $29,543,689 or 15.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Escrow shares

[3]	Security’s value was determined by using significant unobservable inputs.

Value

Total Investments - 105.4% (Cost $172,323,163)	$203,085,832

Other Assets, less Liabilities - (5.4)%	(10,366,600)

Net Assets - 100.0%	$192,719,232

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[5]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Health Care	$58,107,091	—	$0	$58,107,091

Information Technology	51,987,142	—	—	51,987,142

Consumer Discretionary	24,801,159	—	—	24,801,159

Industrials	23,646,789	—	—	23,646,789

Consumer Staples	8,574,765	—	—	8,574,765

Financials	8,067,031	—	—	8,067,031

Communication Services	3,263,843	—	—	3,263,843

Materials	3,048,800	—	—	3,048,800

Real Estate	3,022,739	—	—	3,022,739

Energy	992,498	—	—	992,498

Utilities	333,228	—	—	333,228

Short-Term Investments

Joint Repurchase Agreements	—	$9,583,929	—	9,583,929

Other Investment Companies	7,656,818	—	—	7,656,818

Total Investments in Securities	$193,501,903	$9,583,929	$0	$203,085,832

At June 30, 2020, the Level 3 common stock was received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2020

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Assets:

Investments at value[1] (including securities on loan valued at $106,741,847, $228,569, and $29,543,689, respectively)	$1,114,739,862	$8,889,734	$203,085,832

Cash	394,365	—	—

Foreign currency[2]	—	41,059	—

Receivable for investments sold	—	—	1,688,988

Dividend and interest receivables	9,885,014	93,886	42,399

Securities lending income receivable	9,927	29	6,706

Receivable for Fund shares sold	905,438	21	5,480

Receivable from affiliate	10,458	5,486	10,037

Unrealized appreciation on foreign currency contracts	—	21,861	—

Prepaid expenses and other assets	55,201	9,063	20,794

Total assets	1,126,000,265	9,061,139	204,860,236

Liabilities:

Payable upon return of securities loaned	3,276,061	236,586	9,583,929

Payable for investments purchased	1,975,000	—	2,076,123

Payable for Fund shares repurchased	1,887,657	123	241,865

Payable for variation margin	—	625	—

Unrealized depreciation on foreign currency contracts	—	23,115	—

Accrued expenses:

Investment advisory and management fees	237,790	3,943	139,719

Administrative fees	137,187	1,075	23,286

Shareholder service fees	131,566	—	32,362

Other	202,166	25,800	43,720

Total liabilities	7,847,427	291,267	12,141,004

Net Assets	$1,118,152,838	$8,769,872	$192,719,232

[1] Investments at cost	$1,053,973,702	$8,666,892	$172,323,163

[2] Foreign currency at cost	—	$41,527	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund

Net Assets Represent:

Paid-in capital	$1,055,332,996	$8,708,677	$166,323,968

Total distributable earnings	62,819,842	61,195	26,395,264

Net Assets	$1,118,152,838	$8,769,872	$192,719,232

Class N:

Net Assets	$549,568,798	$8,769,872	$160,580,189

Shares outstanding	20,462,641	391,210	1,422,644

Net asset value, offering and redemption price per share	$26.86	$22.42	$112.87

Class I:

Net Assets	$568,584,040	—	$32,139,043

Shares outstanding	21,167,702	—	272,320

Net asset value, offering and redemption price per share	$26.86	—	$118.02

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2020

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund

Investment Income:

Dividend income	$919,973	$657	$364,856

Interest income	22,499,944	145,503	—

Securities lending income	77,417	106	40,136

Foreign withholding tax	—	(902)	(654)

Total investment income	23,497,334	145,364	404,338

Expenses:

Investment advisory and management fees	1,506,575	24,278	825,656

Administrative fees	869,178	6,621	137,609

Shareholder servicing fees - Class N	726,039	—	190,499

Shareholder servicing fees - Class I	135,226	—	—

Professional fees	70,261	21,431	20,543

Reports to shareholders	64,966	1,469	10,155

Trustee fees and expenses	57,861	429	8,792

Custodian fees	47,800	10,429	43,717

Registration fees	35,659	10,612	18,661

Transfer agent fees	30,540	527	11,636

Miscellaneous	19,312	529	3,715

Total expenses before offsets	3,563,417	76,325	1,270,983

Expense reimbursements	(36,473)	(37,031)	(59,115)

Expense reductions	—	—	(3,142)

Net expenses	3,526,944	39,294	1,208,726

Net investment income (loss)	19,970,390	106,070	(804,388)

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	2,387,925	120,713	(1,350,430)

Net realized gain on forward contracts	—	65,604	—

Net realized gain on futures contracts	—	39,156	—

Net realized loss on foreign currency transactions	(127,649)	(58,186)	—

Net change in unrealized appreciation/depreciation on investments	(20,561,185)	50,446	3,251,649

Net change in unrealized appreciation/depreciation on forward contracts	—	9,299	—

Net change in unrealized appreciation/depreciation on futures contracts	—	5,346	—

Net change in unrealized appreciation/depreciation on foreign currency translations	(16,389)	(1,640)	—

Net realized and unrealized gain (loss)	(18,317,298)	230,738	1,901,219

Net increase in net assets resulting from operations	$1,653,092	$336,808	$1,096,831

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019

	AMG Managers Loomis Sayles Bond Fund		AMG Managers Global Income Opportunity Fund		AMG Managers Special Equity Fund

	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$19,970,390	$49,128,595	$106,070	$261,207	$(804,388)	$(1,554,626)

Net realized gain (loss) on investments	2,260,276	11,340,481	167,287	(352,820)	(1,350,430)	12,387,467

Net change in unrealized appreciation/depreciation on investments	(20,577,574)	88,163,713	63,451	809,506	3,251,649	37,417,823

Net increase in net assets resulting from operations	1,653,092	148,632,789	336,808	717,893	1,096,831	48,250,664

Distributions to Shareholders:

Class N	(9,563,524)	(28,980,193)	—	(29,806)	—	(40,634,625)

Class I	(10,138,423)	(27,807,755)	—	—	—	(8,707,900)

Total distributions to shareholders	(19,701,947)	(56,787,948)	—	(29,806)	—	(49,342,525)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(87,531,569)	(678,399,950)	(1,204,777)	(1,415,728)	(18,271,741)	8,988,862

Total increase (decrease) in net assets	(105,580,424)	(586,555,109)	(867,969)	(727,641)	(17,174,910)	7,897,001

Net Assets:

Beginning of period	1,223,733,262	1,810,288,371	9,637,841	10,365,482	209,894,142	201,997,141

End of period	$1,118,152,838	$1,223,733,262	$8,769,872	$9,637,841	$192,719,232	$209,894,142

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended June 30, 2020 (unaudited)
		For the fiscal years ended December 31,
		2019	2018	2017[1]	2016[2]	2015
Net Asset Value, Beginning of Period	$27.14	$25.49	$26.97	$26.24	$26.19	$27.88

Income (loss) from Investment Operations:

Net investment income[3,4]	0.44	0.94	0.84	0.91	0.95	0.74

Net realized and unrealized gain (loss) on investments	(0.28)	1.85	(1.33)	0.85	0.40	(1.34)

Total income (loss) from investment operations	0.16	2.79	(0.49)	1.76	1.35	(0.60)

Less Distributions to Shareholders from:

Net investment income	(0.44)	(0.98)	(0.80)	(0.87)	(0.96)	(0.71)

Net realized gain on investments	—	(0.16)	(0.19)	(0.16)	(0.34)	(0.38)

Total distributions to shareholders	(0.44)	(1.14)	(0.99)	(1.03)	(1.30)	(1.09)

Net Asset Value, End of Period	$26.86	$27.14	$25.49	$26.97	$26.24	$26.19

Total Return[4]	0.62%[5,6]	11.10%[6]	(1.82)%[6]	6.77%[6]	5.19%	(2.19)%

Ratio of net expenses to average net assets	0.71%[7]	0.72%[8]	0.98%	0.99%	1.00%	0.99%

Ratio of gross expenses to average net assets[9]	0.71%[7]	0.73%[8]	0.98%[10]	0.99%[10]	1.02%	1.02%

Ratio of net investment income to average net assets[4]	3.35%[7]	3.53%	3.19%	3.38%	3.52%	2.69%

Portfolio turnover	13%[5]	20%	9%	4%	27%	10%

Net assets end of period (000’s) omitted	$549,569	$618,381	$715,468	$971,359	$1,234,229	$1,575,246

AMG Managers Loomis Sayles Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017	2016[2]	2015

Net Asset Value, Beginning of Period	$27.14	$25.49	$26.97	$26.24	$26.19	$27.87

Income (loss) from Investment Operations:

Net investment income[3,4]	0.47	0.99	0.86	0.94	0.97	0.77

Net realized and unrealized gain (loss) on investments	(0.28)	1.85	(1.32)	0.85	0.40	(1.33)

Total income (loss) from investment operations	0.19	2.84	(0.46)	1.79	1.37	(0.56)

Less Distributions to Shareholders from:

Net investment income	(0.47)	(1.03)	(0.83)	(0.90)	(0.98)	(0.74)

Net realized gain on investments	—	(0.16)	(0.19)	(0.16)	(0.34)	(0.38)

Total distributions to shareholders	(0.47)	(1.19)	(1.02)	(1.06)	(1.32)	(1.12)

Net Asset Value, End of Period	$26.86	$27.14	$25.49	$26.97	$26.24	$26.19

Total Return[4,6]	0.73%[5]	11.32%	(1.72)%	6.87%	5.29%	(2.05)%

Ratio of net expenses to average net assets	0.51%[7]	0.52%[8]	0.88%	0.89%	0.90%	0.89%

Ratio of gross expenses to average net assets[9]	0.51%[7]	0.53%[8]	0.88%[10]	0.89%[10]	0.93%	0.92%

Ratio of net investment income to average net assets[4]	3.55%[7]	3.73%	3.29%	3.48%	3.61%	2.79%

Portfolio turnover	13%[5]	20%	9%	4%	27%	10%

Net assets end of period (000’s) omitted	$568,584	$605,353	$1,094,820	$1,027,477	$771,782	$897,526

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.

[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income would have been lower had certain expenses not been offset.

[5]	Not annualized.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Annualized.

[8]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Ratio includes recapture of reimbursed fees from prior years amounting to 0.04% and 0.07% for the fiscal year ended December 31, 2018 and December 31, 2017, respectively

AMG Managers Global Income Opportunity Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017[1]	2016[2]	2015

Net Asset Value, Beginning of Period	$21.52	$20.04	$21.06	$19.05	$18.18	$19.68

Income (loss) from Investment Operations:

Net investment income[3,4]	0.26	0.57	0.69	0.75	0.72	0.65

Net realized and unrealized gain (loss) on investments	0.64	0.98	(1.57)	1.26	0.15	(1.87)

Total income (loss) from investment operations	0.90	1.55	(0.88)	2.01	0.87	(1.22)

Less Distributions to Shareholders from:

Net investment income	—	(0.07)	(0.14)	—	—	(0.28)

Net Asset Value, End of Period	$22.42	$21.52	$20.04	$21.06	$19.05	$18.18

Total Return[4,5]	4.23%[6]	7.67%	(4.18)%	10.55%	4.79%	(6.22)%

Ratio of net expenses to average net assets	0.89%[7]	0.89%	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[8]	1.73%[7]	1.87%	1.52%	1.39%	1.46%	1.29%

Ratio of net investment income to average net assets[4]	2.40%[7]	2.70%	3.34%	3.71%	3.75%	3.36%

Portfolio turnover	27%[6]	52%	60%	55%	34%	53%

Net assets end of period (000’s) omitted	$8,770	$9,638	$10,365	$14,074	$15,434	$32,141

[1]	Effective February 27, 2017, Class S was renamed Class N.

[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.

[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Special Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017[1]	2016[2]	2015

Net Asset Value, Beginning of Period	$111.15	$114.95	$119.45	$99.33	$87.84	$88.30

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.47)	(1.03)	(0.91)	(0.79)[5]	(0.43)[6]	(0.47)[7]

Net realized and unrealized gain (loss) on investments	2.19	30.19	(3.59)	20.91	11.92	0.01

Total income (loss) from investment operations	1.72	29.16	(4.50)	20.12	11.49	(0.46)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(32.96)	—	—	—	—

Net Asset Value, End of Period	$112.87	$111.15	$114.95	$119.45	$99.33	$87.84

Total Return[4]	1.55%[8,9]	25.69%[9]	(3.76)%[9]	20.25%[9]	13.08%	(0.52)%

Ratio of net expenses to average net assets[10]	1.36%[11]	1.36%	1.36%	1.36%	1.36%	1.35%

Ratio of gross expenses to average net assets[12]	1.43%[11]	1.42%	1.38%	1.41%	1.50%	1.51%

Ratio of net investment loss to average net assets[4]	(0.92)%[11]	(0.76)%	(0.69)%	(0.73)%	(0.49)%	(0.51)%

Portfolio turnover	58%[8]	96%	113%	81%	120%	116%

Net assets end of period (000’s) omitted	$160,580	$171,801	$170,744	$173,607	$180,008	$181,862

AMG Managers Special Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017	2016[2]	2015

Net Asset Value, Beginning of Period	$116.08	$118.57	$122.90	$101.95	$89.92	$90.18

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.36)	(0.72)	(0.60)	(0.54)[5]	(0.22)[6]	(0.26)[7]

Net realized and unrealized gain (loss) on investments	2.30	31.19	(3.73)	21.49	12.25	0.00 [13]

Total income (loss) from investment operations	1.94	30.47	(4.33)	20.95	12.03	(0.26)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(32.96)	—	—	—	—

Net Asset Value, End of Period	$118.02	$116.08	$118.57	$122.90	$101.95	$89.92

Total Return[4]	1.67%[8,9]	26.02%[9]	(3.52)%[9]	20.55%[9]	13.38%	(0.29)%

Ratio of net expenses to average net assets[10]	1.11%[11]	1.11%	1.11%	1.11%	1.11%	1.10%

Ratio of gross expenses to average net assets[12]	1.18%[11]	1.17%	1.13%	1.16%	1.25%	1.26%

Ratio of net investment loss to average net assets[4]	(0.67)%[11]	(0.51)%	(0.44)%	(0.48)%	(0.24)%	(0.27)%

Portfolio turnover	58%[8]	96%	113%	81%	120%	116%

Net assets end of period (000’s) omitted	$32,139	$38,093	$31,253	$26,865	$19,647	$18,536

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.

[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.84) and $(0.59) for Class N and Class I respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.49) and $(0.28) for Class N and Class I respectively.

[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.69) and $(0.48) for Class N and Class I, respectively.

[8]	Not annualized.

[9]	The total return is calculated using the published Net Asset Value as of period end.

[10]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2020, and for the years ended 2019, 2018, 2017, 2016 and 2015, respectively.

[11]	Annualized.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Less than 0.005%.

Notes to Financial Statements (unaudited) June 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Loomis Sayles Bond Fund (“Bond”), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) and AMG Managers Special Equity Fund (“Special Equity”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Both Bond and Special Equity offer Class N and Class I shares. Global Income Opportunity offers Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than

NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that

Notes to Financial Statements (continued)

would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2020, the impact on the expenses and expense ratios was $3,142 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized and current year write-off of a net operating loss. Temporary differences are due to straddles, IRS Section 1256 market to market, wash sale loss deferrals, the deferral of qualified late year losses, convertible bonds, contingent payment debt instrument adjustments and capital loss carryforwards.

At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation
Bond	$1,053,973,702	$116,960,560	$(56,194,400)	$60,766,160
Global Income Opportunity	8,666,892	564,616	(342,223)	222,393
Special Equity	172,323,163	38,874,764	(8,112,095)	30,762,669

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986,

Notes to Financial Statements (continued)

as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2019, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Capital Loss Carryover Amounts

Fund	Short-Term	Long-Term

Global Income Opportunity	$319,209	$601

As of December 31, 2019, Bond and Special Equity had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019, the capital stock transactions by class for the Funds were as follows:

	Bond				Special Equity

	June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:
Proceeds from sale of shares	1,711,776	$46,093,094	3,416,998	$90,763,873	14,075	$1,427,420	65,788	$8,856,577
Reinvestment of distributions	350,306	9,294,216	1,051,262	28,038,056	—	—	354,078	38,909,669
Cost of shares repurchased	(4,384,780)	(115,201,100)	(9,751,128)	(261,380,964)	(137,051)	(13,456,301)	(359,581)	(46,144,528)

Net increase (decrease)	(2,322,698)	$(59,813,790)	(5,282,868)	$(142,579,035)	(122,976)	$(12,028,881)	60,285	$1,621,718

Class I:
Proceeds from sale of shares	3,459,590	$92,294,912	8,666,428	$231,939,268	19,407	$2,061,494	53,673	$7,476,323
Reinvestment of distributions	367,226	9,745,160	1,007,830	26,817,303	—	—	75,043	8,611,172
Cost of shares repurchased	(4,961,427)	(129,757,851)	(30,324,739)	(794,577,486)	(75,258)	(8,304,354)	(64,117)	(8,720,351)

Net increase (decrease)	(1,134,611)	$(27,717,779)	(20,650,481)	$(535,820,915)	(55,851)	$(6,242,860)	64,599	$7,367,144

Notes to Financial Statements (continued)

	Global Income Opportunity

	June 30, 2020		December 31, 2019

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	45,300	$971,964	47,899	$1,005,926

Reinvestment of distributions	—	—	1,347	28,845

Cost of shares repurchased	(101,958)	(2,176,741)	(118,585)	(2,450,499)

Net decrease	(56,658)	$(1,204,777)	(69,339)	$(1,415,728)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2020, the market value of Repurchase Agreements outstanding for Bond, Global Income Opportunity and Special Equity was $3,276,061, $236,586 and $9,583,929, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Bond and Global Income Opportunity are managed by Loomis, Sayles & Company, L.P. and Special Equity is managed by Ranger Investment Management, L.P., Lord, Abbett & Co. LLC (“Lord Abbett”), Smith Asset Management Group, L.P. and Federated MDTA LLC.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2020, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Bond	0.26%

Global Income Opportunity	0.55%

Special Equity	0.90%

The Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Bond, Global Income Opportunity and Special Equity to the annual rate of 0.46%, 0.89% and 1.11%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense

Notes to Financial Statements (continued)

reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Bond	Global Income Opportunity	Special Equity

Less than 1 year	—	$65,880	$77,374

1-2 years	—	90,878	74,941

2-3 years	$103,733	85,569	129,926

Total	$103,733	$242,327	$282,241

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N shares of Bond and Special Equity and for Class I shares of Bond, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred.

Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Bond and Special Equity and Class I shares of Bond may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2020, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Bond

Class N	0.25%	0.25%

Class I*	0.04%	0.05%

Special Equity

Class N	0.25%	0.25%

*Prior to May 1, 2020, the maximum annual amount approved was 0.05%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2020, the Funds had no interfund loans outstanding.

The following Fund utilized the interfund loan program during the six months ended June 30, 2020:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
Bond	$3,600,142	1	$195	1.980%

For the six months ended June 30, 2020, Special Equity executed security transactions with other funds affiliated with Lord Abbett. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended June 30, 2020, are reflected in the following chart:

	Number of Transactions	Total Quantity	Cost/Proceeds
Purchases	4	8,392	$235,207
Sales*	3	1,773	256,339

* Realized gain was $166,462.

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2020, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Bond	$53,241,395	$32,208,575

Global Income Opportunity	1,870,519	1,333,759

Special Equity	104,675,247	126,432,622

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2020 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

Bond	$142,260,490	$106,339,731

Global Income Opportunity	490,065	2,063,658

Special Equity	—	—

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Bond	$106,741,847	$3,276,061	$106,430,372	$109,706,433

Global Income Opportunity	228,569	236,586	—	236,586

Special Equity	29,543,689	9,583,929	20,378,555	29,962,484

The following table summarizes the securities received as collateral for securities lending at June 30, 2020:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Bond	U.S. Government Agency Obligations	1.260%-10.000%	07/25/20-05/15/62

	U.S. Treasury Obligations	0.010%-8.000%	07/31/20-08/15/49

Special Equity	U.S. Treasury Obligations	0.000%-8.000%	07/09/20-11/15/49

5. FOREIGN SECURITIES

Bond and Global Income Opportunity invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of

Notes to Financial Statements (continued)

leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

9. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended June 30, 2020, the average quarterly balances of derivative financial instruments outstanding were as follows:

Global Income Opportunity
Foreign Currency Exchange Contracts
Average U.S. Dollar amount purchased/sold	$4,077,233
Financial Futures Contracts
Average number of contracts purchased	4
Average notional value of contracts purchased	$541,708

10. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2020, Global Income Opportunity invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non- U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized appreciation or depreciation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

11. FUTURES CONTRACTS

Global Income Opportunities purchased futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Funds depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Fund.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts. are closed, when they are recorded as realized gains (losses) on futures contracts.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements and derivatives that are subject to a master netting agreement as of June 30, 2020:

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Bond

Citigroup Global Markets, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

JP Morgan Securities LLC	276,061	—	276,061	276,061	—

MUFG Securities America, Inc.	1,000,000	—	1,000,000	1,000,000	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$3,276,061	—	$3,276,061	$3,276,061	—

Global Income Opportunity

Citibank N.A.	$236,586	—	$236,586	$236,586	—

Citigroup	1,915	—	1,915	—	$1,915

Credit Suisse	9,550	—	9,550	—	9,550

JPMorgan	389	—	389	—	389

Morgan Stanley	761	$(761)	—	—	—

UBS Securities	9,246	(6,859)	2,387	—	2,387

Total	$258,447	$(7,620)	$250,827	$236,586	$14,241

Special Equity

Cantor Fitzgerald Securities, Inc.	$2,173,079	—	$2,173,079	$2,173,079	—

Citadel Securities LLC	1,240,917	—	1,240,917	1,240,917	—

Citigroup Global Markets, Inc.	2,276,189	—	2,276,189	2,276,189	—

RBC Dominion Securities, Inc.	1,821,144	—	1,821,144	1,821,144	—

State of Wisconsin Investment Board	2,072,600	—	2,072,600	2,072,600	—

Total	$9,583,929	—	$9,583,929	$9,583,929	—

Fund	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Global Income Opportunity Fund

Merrill Lynch	$(8,412)	—	$(8,412)	—	$(8,412)

Morgan Stanley	(7,844)	$761	(7,083)	—	(7,083)

UBS Securities	(6,859)	6,859	—	—	—

Total	$(23,115)	$7,620	$(15,495)	—	$(15,495)

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At a meeting held via telephone and video conference on June 25, 2020[1], the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Loomis Sayles Bond Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the applicable Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and, with respect to each applicable Subadviser, comparative performance information for an appropriate peer group of managed accounts, other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisers; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, any Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadviser, its “Investment Strategy”) used in managing a Fund or the portion of a Fund for which the Subadviser has portfolio management responsibility. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding each Subadviser’s organizational and management structure and each Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadviser with portfolio management responsibility for a Fund or the portion of a Fund managed by the Subadviser, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to AMG Managers Special Equity Fund, which is managed by multiple Subadvisers, the Trustees also noted the manner in which each Subadviser’s Investment Strategy complements those utilized by the Fund’s other Subadvisers. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of each Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadviser’s risk management processes.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to each Fund’s Peer Group and Fund Benchmark and considered each applicable Subadviser’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadviser as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy, including, with respect to AMG Managers Special Equity Fund, the portion of the Fund managed by each Subadviser. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring each Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the Subadviser’s management regarding the factors that contributed to the performance of the Funds. The Board also noted each Subadviser’s performance record with respect to AMG Managers Special Equity Fund.

ADVISORY AND SUBADVISORY FEES; PROFITABILTY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser(s) and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. With respect to AMG Managers Loomis Sayles Bond Fund, the Trustees also noted payments made or to be made from Loomis, Sayles & Company, L.P. (“Loomis”) to the Investment Manager, and other payments made or to be made from the Investment Manager to Loomis. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the change in shareholder servicing fee rates that was implemented during the past year for Class I shares of AMG Managers Loomis Sayles Bond Fund. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to each Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with any of the Subadvisers. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with a Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to a Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by a Subadviser, or the portion of a Fund managed by a Subadviser, to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadviser.

AMG Managers Special Equity Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was below, below, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund outperformed the Fund Benchmark for all relevant time periods and outperformed the median of the economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND FUND EXPENSES.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2020 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisers, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisers, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Global Income Opportunity Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was above the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund outperformed its Peer Group for all relevant time periods. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND FUND EXPENSES.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2020 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund, as well as its competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Loomis Sayles Bond Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Government/Credit Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and Fund Benchmark. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND FUND EXPENSES.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2020 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.46%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement(s) and (b) the Investment Manager and each Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 25, 2020, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 25, 2020 meeting that would otherwise require in-person votes under the 1940 Act. The Trustees, including a majority of the Trustees who are not “interested persons” of AMG Funds III, undertook to ratify the actions taken pursuant to the In-Person Relief at the Board’s next in-person meeting, consistent with the requirements of the In-Person Relief. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A.The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B.Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C.Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063020	SAR078

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2020

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 3, 2020